Fair Value Measurements - Schedule of Fair Value of Unobservable Input Related To Options to Acquire Under Sumitomo Transaction Agreement (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2021
Measurement Input, Expected Term [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			5.00%
Measurement Input, Expected Term [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to expiration (in years)	3 years 7 months 2 days	5 months 26 days
Measurement Input, Expected Term [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to expiration (in years)	3 years 7 months 2 days	4 years 7 months 2 days
Risk-free rate | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			0.98%
Risk-free rate | Earnout Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			0.98%
Risk-free rate | Datavant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			0.20%
Risk-free rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.0052	0.0015
Risk-free rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.0052	0.0035
Measurement Input, Option Volatility [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			31.80%
Measurement Input, Option Volatility [Member] | Earnout Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			83.90%
Measurement Input, Option Volatility [Member] | Datavant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			69.00%
Measurement Input, Option Volatility [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.890	0.910
Measurement Input, Option Volatility [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.950	1.100